Investment Objectives and Goals - Adasina Social Justice All Cap Global ETF	Dec. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Adasina Social Justice All Cap Global ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Adasina Social Justice All Cap Global ETF (the “Fund”) seeks capital appreciation and income.